Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 22, 2014	Dec. 28, 2013		Dec. 29, 2012
Current assets:
Cash and equivalents	$ 2,691.4	$ 4,647.3		$ 352.2
Receivables	605.5	1,211.4		909.0
Merchandise inventories, net of LIFO reserve	2,324.2	2,089.6		2,562.0
Prepaid expenses and other current assets	557.3	371.5		344.7
Assets held for sale	107.7	143.9		0
Total current assets	6,286.1	8,463.7		4,167.9
Property:
Land		1,583.2		1,881.4
Buildings		5,774.0		6,812.6
Leasehold improvements		2,836.2		3,485.5
Fixtures and equipment		6,979.1		7,958.5
Property under capital leases		550.2		612.1
Total property, gross	17,912.5	17,722.7		20,750.1
Less accumulated depreciation and amortization	(10,428.5)	(10,185.2)		(11,525.5)
Total property, net	7,484.0	7,537.5		9,224.6
Goodwill	464.6	464.5	[1]	471.5	[1]
Investment in unconsolidated affiliate	200.5	196.1		191.7
Other assets	588.5	557.7		601.3
Total assets	15,023.7	17,219.5		14,657.0
Current liabilities:
Current maturities of notes and debentures	652.8	252.9		294.0
Current obligations under capital leases	60.5	49.3		36.2
Accounts payable	2,299.8	3,376.4		3,125.0
Accrued salaries and wages	345.2	419.4		460.9
Deferred income taxes		0		30.4
Income taxes payable	0	1,135.2		0
Other accrued liabilities	539.2	623.2		683.3
Total current liabilities	3,897.5	5,856.4		4,629.8
Long-term debt:
Notes and debentures	3,353.1	3,515.3		4,831.9
Obligations under capital leases	384.4	375.5		411.6
Total long-term debt	3,737.5	3,890.8		5,243.5
Deferred income taxes		0		178.5
Pension and post-retirement benefit obligations	451.8	451.4		914.5
Accrued claims and other liabilities	1,172.6	1,145.8		781.5
Total liabilities	9,259.4	11,344.4		11,747.8
Commitments and contingencies
Stockholders’ equity:
Common stock	2.4	2.4		6.1
Additional paid-in capital	2,013.7	1,981.9		4,505.6
Treasury stock at cost	(489.4)	(480.6)		(9,119.8)
Accumulated other comprehensive loss	(261.3)	(271.1)		(73.8)
Retained earnings	4,443.0	4,586.9		7,585.6
Total Safeway Inc. equity	5,708.4	5,819.5		2,903.7
Noncontrolling interest	55.9	55.6		5.5
Total equity	5,764.3	5,875.1		2,909.2
Total liabilities and stockholders’ equity	$ 15,023.7	$ 17,219.5		$ 14,657.0

[1]	Blackhawk goodwill was $133.5 million at year-end 2013 and $42.7 million at year-end 2012.